Asset Retirement Obligation	12 Months Ended
Apr. 30, 2023
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligation

10.	Asset Retirement Obligation
These obligations include estimated costs arising from a contractual obligation to a landlord to remove leasehold improvements from the leased property for the Company’s headquarters at the end of the lease term. The associated asset retirement costs are capitalized as part of the carrying amount of the long-lived asset. The liability is accreted to its present value each period, and the capitalized cost is depleted over the lease term. The
Company determined the lease term to be

15
to
17
years. The Company decided to relocate the head office in the board meeting held on February 28, 2023, which resulted in a change in estimate for the
remaining lease term to 10 months. The following is a description of the changes to its beginning and ending amount of asset retirement obligation for the years ended April 30, 2021, 2022 and 2023:

	Year ended April 30,
	2021	2022	2023
	JPY	JPY	JPY	US$
	(in thousands)
Beginning balance	¥16,363	¥16,854	¥22,979	$169
Liabilities incurred during the period	—	5,526	—	—
Change in estimate	—	—	10,158	75
Accretion expense	491	599	715	5

Ending balance	¥16,854	¥22,979	¥33,852	$249